Intangible Assets Other Than Goodwill - Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Intangible assets other than goodwill
Acquisition Cost	$ 82,692	$ 80,600
Additions	17,000	2,092
Accumulated Amortization	(28,795)	(24,973)
Net Book Value	70,897	57,719
Trade name
Intangible assets other than goodwill
Acquisition Cost	10,420	10,420
Accumulated Amortization	(7,294)	(6,252)
Net Book Value	3,126	4,168
Port terminal operating rights
Intangible assets other than goodwill
Acquisition Cost	36,152	34,060
Additions	17,000	2,092
Accumulated Amortization	(8,450)	(7,444)
Net Book Value	44,702	28,708
Customer relationships
Intangible assets other than goodwill
Acquisition Cost	36,120	36,120
Accumulated Amortization	(13,051)	(11,277)
Net Book Value	$ 23,069	$ 24,843